united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James p. Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund
Counterpoint Tactical Equity Fund

Annual Report
September 30, 2016

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Annual Letter to Shareholders

September 30, 2016

Dear Shareholder,

The Counterpoint Tactical Income Fund returns from October 1, 2015 through September 30, 2016 were:

Class I shares (institutional share class, CPITX): 13.04%

Class A shares without sales load (CPATX): 12.85%

Class A shares with sales load (CPATX): 7.73%

Class C shares (CPCTX): 12.09%

Barclays US Aggregate Bond Index1: 5.19%

The Counterpoint Tactical Equity Fund returns since inception (November 30, 2015) through September 30, 2016 were:

Class I shares (institutional share class, CPIEX): -4.13%

Class A shares without sales load (CPAEX): -4.27%

Class A shares with sales load (CPAEX): -9.80%

Class C shares (CPCEX): -4.93%

Counterpoint Tactical Equity Fund Blended Index2: 4.86%

S&P 400 Midcap Index3: 7.72%

Performance Discussion

The Counterpoint Tactical Income Fund’s second fiscal year (10/1/2015 to 9/30/2016) is best described in two parts. From October of 2015 to February of 2016, the Fund was positioned in short duration Treasuries. From February through the remainder of the fiscal year, the Fund was invested in US high yield corporate bonds. Weakening fundamentals associated primarily with falling oil and commodity prices put US high yield indices well below their longer term moving averages, enabling the Fund to take a “risk-off” posture, primarily taking short-term interest rate risk by investing in low duration US treasuries.

The last three calendar months of 2015 saw the 5-year Treasury bond’s interest rate rise to 1.8% amid concern that the Federal Reserve would hike rates more aggressively in 2016 and 2017 than initially expected. When the global equity markets sold off aggressively in the beginning of 2016, 5-year Treasuries backpedaled all the way below a yield of 1.1%. This contributed positively to Fund returns at an opportune time, just as high yield bonds started bottoming out. In the beginning of March, we received the signal to enter high yield once again and have remained long ever since.

On an ongoing basis, we have been able to add alpha above and beyond our core tactical strategy by taking advantage of ongoing relative mispricing between high yield instruments and occasionally hedging interest rate risk at opportune moments. We used derivatives such as credit default swaps to carry a larger cash position to enable opportunistic trades in high yield. Likewise, we used US treasury futures and futures options to tactically manage interest rate exposure, particularly in the first quarter of 2016. Treasury put options purchased early in 2016 helped reduce the impact of rising rates after treasury yields rebounded from a precipitous drop.

Looking back, Counterpoint Tactical Income Fund’s strategy succeeded at the key objective of minimizing downside risk. Since inception, the Fund has experienced a maximum loss from peak of 2.04% for the Institutional share class. Meanwhile, the BofA Merrill Lynch High Yield Master II index experienced a maximum loss from peak of 13.09% over the same period.

The Counterpoint Tactical Equity Fund’s operations began in November of 2015, and its first fiscal year performance was also a tale of two parts. During the first half of the year through March 31, 2016, the Fund underperformed (-10.33% for CPIEX compared to -0.55% for Midcap 400, and -0.29% for the Fund’s custom benchmark of 60% Midcap 400 and 40% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index).

This underperformance came from two sources. The first was market timing; the Fund was risk-on, targeting a 0.85 market beta exposure, during months in which the broader market fell (e.g., January) and risk-off, targeting a market neutral zero beta exposure, during February and March in which the market recovered. Likewise, we actively hedged with derivatives such as index future options throughout the year to mitigate downside risk across multiple market selloff events. This added additional performance drag.

The second source was the performance of the market anomaly factors to which the Fund is exposed. The first half of the year saw many market anomaly factors underperform across funds that implement such strategies. This underperformance was driven in part by the recovery in oil prices and a turnaround for firms with oil-related business models. Anomaly factors disproportionately recommended negative exposure to oil-related stocks because they had negative anomaly characteristics – negative momentum, high short interest, negative earnings results, and so on. Thus, the Fund was positioned against oil companies amid their recovery, contributing to underperformance.

In the second half of the year through September 30, 2016, the Counterpoint Tactical Equity Fund outperformed. During this period, the Fund was always risk-on. This positioning coincided with a period of market recovery, so, in the second half of the year, the Fund benefited from market timing. Moreover, anomaly factor performance returned to historical norms by outperforming the index with less than full market exposure. While the Fund held a market beta between 0.60 and 0.85 during the period of April 1st to September 30th, it returned 7.06% while the Midcap 400 returned 8.29% and the Fund’s custom benchmark returned 5.04%. During the period the Fund was risk-on, and the entire beta-adjusted outperformance was driven by stock selection. In other words, the stocks in both the long and short portions of the Fund’s portfolio generated alpha.

We continue to execute portfolio decisions in Counterpoint Tactical Income and Counterpoint Tactical Equity according to the discipline imposed by our quantitative approach. Most importantly, we remain focused on avoidance of downside risk as a top portfolio objective. Particularly in volatile markets, vigilance to downside risk through tactical management presents a tradeoff, possibly exposing strategy returns to short-term underperformance due to occasionally unsuccessful trading signals. We remain confident in our expectation of superior long-run risk-adjusted performance despite any short-term setbacks that will inevitably occur. We base this confidence on the belief that market movements will continue to be inherently driven by human behavioral biases that justify the pursuit of active asset management.

Sincerely,

Michael Krause, CFA

Joseph Engelberg, Ph.D

Portfolio Managers

[1]	The Barclays US Aggregate Bond Index is a broad based index. The index includes government securities, mortgage-backed securities and corporate securities to simulate the universe of bonds in the market.

[2]	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. It is our expectation of average market exposure and market capitalization over a market cycle given the Fund’s tactical positioning strategy.

[3]	The S&P Midcap 400 provides investors with a benchmark for mid-sized companies. The index measures performance of mid-sized companies. To be included in the index, a stock must have a total market capitalization that ranges from roughly $1.4 billion to $5.9 billion dollars.

4781-NLD-11/11/2016

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, as compared to its benchmark:

	Annualized	Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	12.85%	8.14%
Counterpoint Tactical Income Fund - Class A with Load	7.73%	5.45%
Counterpoint Tactical Income Fund - Class C	12.09%	7.46%
Counterpoint Tactical Income Fund - Class I	13.04%	8.35%
Barclays Capital U.S. Aggregate Bond Index (b)	5.19%	3.66%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2016 are 2.40%, 3.13% and 2.29% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2016

Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt	90.8%
Exchange Traded Funds - Debt	1.7%
Money Market Fund	1.1%
Other Assets Less Liabilities	6.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, as compared to its benchmark:

Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(4.27)%
Counterpoint Tactical Equity Fund - Class A with Load	(9.80)%
Counterpoint Tactical Equity Fund - Class C	(4.93)%
Counterpoint Tactical Equity Fund - Class I	(4.13)%
S&P Mid-Cap 400 Index Total Return (b)	7.72%
Counterpoint Tactical Equity Fund Blended Index (c)	4.86%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2016 are 2.19%, 2.94% and 1.94% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Index Total Return is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. It is our expectation of average market exposure and market capitalization over a market cycle given the Fund’s tactical positioning strategy.

Portfolio Composition as of September 30, 2016

Holdings by Industry Group/Asset Type	% of Net Assets
Software	7.0%
Internet	6.5%
Semiconductors	6.3%
Retail	6.1%
Commercial Services	5.9%
Healthcare-Products	4.2%
Mining	3.6%
Money Market Fund	3.4%
Telecommunications	3.3%
Healthcare-Services	3.3%
Other Industries	35.3%
Other Assets Less Liabilities	15.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016

Shares		Fair Value
	EXCHANGE TRADE FUNDS - 1.7%
	DEBT FUNDS- 1.7%
31,113	Peritus High Yield ETF	$1,086,497
63,308	SPDR Barclays High Yield Bond ETF	2,324,670
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,154,778)	3,411,167

	MUTUAL FUND - 90.8%
	DEBT FUNDS- 90.8%
4,374,383	American Century High Yield Fund	24,933,985
3,576,215	BlackRock High Yield Portfolio	27,214,997
7,634,268	MainStay High Yield Corporate Bond Fund	43,973,381
4,365,817	Prudential High Yield Fund	23,837,359
4,196,275	Putnam High Yield Trust	31,220,279
3,401,195	Transamerica High Yield Bond	31,154,949
	TOTAL MUTUAL FUNDS (Cost - $171,090,605)	182,334,950

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
2,301,858	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.14% **	2,301,858
	SHORT-TERM INVESTMENT (Cost - $2,301,858)

	TOTAL INVESTMENTS - 93.6% (Cost - $176,547,241)(a)	$188,047,975
	OTHER ASSETS LESS LIABILITIES - 6.4%	12,861,709
	NET ASSETS - 100.0%	$200,909,684

SPDR - Standard & Poor’s Depositary Receipt

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $176,562,053 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$11,500,734
Unrealized depreciation:	(14,812)
Net unrealized appreciation	$11,485,922

Credit Default Swap Agreenents - Sell Protection (a)

								Receivable for
Underlying		Fixed Deal	Maturity	Implied Credit Spead	Notional		Premiums	Variation Margin on
Instrument	Counterparty	Receive Rate	Date	at September 30, 2016 (b)	Amount (c)	Value	Paid (Received)	Derivative Instruments
CDX North American High Yield Index Version 1, Series 27	Intercontinental Exchange	5.00%	6/20/2021	4.39%	$17,000,000	$746,300	$568,605	$177,695

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the nothional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referrenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016

Shares		Fair Value
	COMMON STOCK - 96.7%
	AEROSPACE/DEFENSE - 0.6%
1,160	B/E Aerospace, Inc.	$59,926

	AIRLINES - 0.7%
2,572	SkyWest, Inc. +	67,926

	AUTO MANUFACTURERS - 2.3%
2,012	General Motors Co.+	63,921
2,443	Honda Motor Co. Ltd. - ADR +	70,652
1,980	Tata Motors Ltd. - ADR +	79,160
		213,733
	AUTO PARTS & EQUIPMENT - 1.5%
761	Cooper-Standard Holding, Inc. * +	75,187
1,175	Tenneco, Inc. * +	68,467
		143,654
	BEVERAGES - 1.6%
1,556	National Beverage Corp. * +	68,542
6,260	Primo Water Corp. * +	75,934
		144,476
	BIOTECHNOLOGY - 1.3%
912	ANI Pharmaceuticals, Inc. *	60,511
184	Biogen, Inc. *	57,597
		118,108
	BUILDING MATERIALS - 2.8%
2,920	Boise Cascade Co. * +	74,168
3,138	Continental Building Products, Inc. * +	65,867
4,223	NCI Building Systems, Inc. *	61,614
4,411	Ply Gem Holdings, Inc. *	58,931
		260,580
	CHEMICALS - 2.1%
5,632	Braskem SA - ADR +	86,620
400	Monsanto Co. +	40,880
609	Terra Nitrogen Co. LP	68,409
		195,909
	COMMERCIAL SERVICES - 5.9%
1,960	ABM Industries, Inc. +	77,812
1,706	IHS Markit Ltd.*	64,060
1,310	Insperity, Inc.	95,158
3,557	Kelly Services, Inc.	68,366
930	New Oriental Education & Technology Group, Inc. - ADR *	43,115
2,493	Nutrisystem, Inc. +	74,017
3,512	TriNet Group, Inc. *	75,965
3,270	Vectrus, Inc. * +	49,802
		548,295
	COMPUTERS - 3.1%
507	Apple, Inc.	57,316
1	Cray, Inc. *	24
3,106	Mentor Graphics Corp. +	82,123
15,190	Radisys Corp. * +	81,191
2,528	Sykes Enterprises, Inc. * +	71,113
		291,767
	DISTRIBUTION/WHOLESALE - 0.6%
1,655	Core-Mark Holding Co., Inc	59,249

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
290	Diamond Hill Investment Group, Inc.	53,589
1,868	Moelis & Co.	50,230
		103,819
	ELECTRIC - 0.8%
2,629	Spark Energy, Inc. +	76,583

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
2,012	Insteel Industries, Inc. +	72,915
3,467	SPX Corp. + *	69,825
		142,740
	ELECTRONICS - 2.9%
966	Arrow Electronics, Inc. *	61,795
4,400	Flex Ltd. *	59,928
2,296	Sanmina Corp. * +	65,367
7,681	TTM Technologies, Inc. *	87,947
		275,037

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Fair Value
	COMMON STOCK (Continued) - 96.7%
	ENERGY-ALTERNATIVE SOURCES - 0.9%
7,901	JA Solar Holdings Co. Ltd. - ADR *	$47,485
2,054	JinkoSolar Holding Co. Ltd. - ADR *	32,453
		79,938
	ENGINEERING & CONSTRUCTION - 3.2%
1,168	EMCOR Group, Inc.	69,636
4,820	IES Holdings, Inc. * +	85,748
2,711	Mistrias Group, Inc. *	63,627
2,710	MYR Group, Inc. *	81,571
		300,582
	ENTERTAINMENT - 1.6%
4,765	Manchester United PLC. +	80,433
5,175	Penn National Gaming, Inc. * +	70,225
		150,658
	FOOD - 2.7%
4,525	Cia Brasileira De Distribuicao - ADR +	74,165
1,703	Seneca Foods Corp. *	48,093
4,222	Smart & Final Stores, Inc. *	53,915
1,439	Weis Markets, Inc. +	76,267
		252,440
	HEALTHCARE-PRODUCTS - 4.2%
171	Atrion Corp. +	72,949
748	Edwards Lifesciences Corp. * +	90,179
1,291	Masimo Corp. * +	76,802
1,197	NanoString Technologies, Inc. *	23,916
6,820	OraSure Technologies, Inc. *	54,355
2,574	Surmodics, Inc. * +	77,452
		395,653
	HEALTHCARE-SERVICES - 3.3%
584	Anthem, Inc. +	73,181
861	HCA Holdings, Inc. *	65,117
420	Humana, Inc. +	74,294
745	Magellan Health, Inc. *	40,029
427	Universal Health Services, Inc.	52,615
		305,236
	HOME BUILDERS - 1.5%
2,762	M/I Homes, Inc. *	65,100
4,232	Taylor Morrison Home Corp. * +	74,483
		139,583
	HOUSEHOLD PRODUCTS/WARES - 1.7%
3,445	Central Garden & Pet Co. *	89,570
2,597	SodaStream International Ltd. * +	68,976
		158,546
	INSURANCE - 1.4%
1,268	Lincoln National Corp.	59,571
2,220	XL Group Ltd.	74,659
		134,230
	INTERNET - 6.5%
7,545	1-800-Flowers.com, Inc. * +	69,188
87	Alphabet, Inc. * +	69,953
2,475	AVG Technologies NV *	61,900
1,449	Criteo SA - ADR *	50,874
602	Facebook, Inc. * +	77,219
3,277	Overstock.com, Inc. *	50,204
1,508	Weibo Corp. - ADR *	75,611
1,053	XO Group, Inc. *	20,354
3,002	Yandex NV * +	63,192
4,844	Zhaopin Ltd. - ADR * +	72,660
		611,155
	MINING - 3.8%
1,280	Agnico Eagle Mines Ltd. +	69,350
4,167	AngloGold Ashanti Ltd. - ADR * +	66,339
5,527	Cia de Minas Buenaventura SAA - ADR * +	76,494
1,555	Newmont Mining Corp.	61,096
8,628	Richmont Mines, Inc. * +	86,711
		359,990
	MISCELLANEOUS MANUFACTURING - 1.0%
2,098	Fabrinet *	93,550

	OFFICE FURNISHINGS - 0.6%
3,110	Interface, Inc.	51,906

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Fair Value
	COMMON STOCK (Continued) - 96.7%
	OIL & GAS - 1.5%
785	Murphy USA, Inc. *	$56,018
2,297	Sabine Royalty Trust +	84,438
		140,456
	PACKAGING & CONTAINTERS - 0.7%
3,622	Owens-Illinois, Inc. *	66,609

	PHARMACEUTICALS - 4.0%
690	AmerisourceBergen Corp.	55,738
831	Cardinal Health, Inc.	64,569
294	Eli Lilly & Co.	23,596
1,024	Express Scripts Holding Co. * +	72,223
3,288	Supernus Pharmaceuticals, Inc. *	81,312
3,000	Valeant Pharmaceuticals International, Inc. * +	73,650
		371,088
	REAL ESTATE - 1.6%
2,414	Brookfield Property Partners LP	55,329
15,172	Xinyuan Real Estate Co. Ltd. - ADR +	95,887
		151,216
	REITS- 0.8%
2,458	Communications Sales & Leasing, Inc. +	77,206

	RETAIL - 7.3%
1,037	AutoNation, Inc. *	50,512
2,344	Bloomin’ Brands, Inc.	40,411
6,379	Build-A-Bear Workshop, Inc. * +	66,086
2,574	Carrols Restaurant Group, Inc. *	34,003
510	Domino’s Pizza, Inc. +	77,443
841	Group 1 Automotive, Inc.	53,723
1,527	Nathan’s Famous, Inc. * +	80,236
2,689	PC Connection, Inc. +	71,043
1,249	Penske Automotive Group, Inc.	60,177
3,497	Potbelly Corp. *	43,468
3,357	Regis Corp. *	42,130
274	Ulta Salon Cosmetics & Fragrance, Inc. * +	65,206
		684,438
	SEMICONDUCTORS - 6.3%
3,661	Alpha & Omega Semiconductor Ltd. * +	79,517
937	Analog Devices, Inc.	60,390
3,211	Applied Materials, Inc. +	96,812
1,438	Cirrus Logic, Inc. * +	76,430
3,586	Nanometrics, Inc. * +	80,111
931	QUALCOMM, Inc.	63,773
1,507	Silicon Motion Technology Corp. - ADR	78,048
1,051	Xilinx, Inc. +	57,111
		592,192
	SOFTWARE - 7.4%
6,401	Brightcove, Inc. * +	83,533
7,280	Digi International, Inc. * +	82,992
5,951	Five9, Inc. *	93,312
8,229	InnerWorkings, Inc. * +	77,517
679	Intuit, Inc. +	74,697
843	MSCI, Inc. +	70,761
300	NetEase, Inc. - ADR +	72,234
1,926	Pegasystems, Inc.	56,798
699	SYNNEX Corp. +	79,763
		691,607
	TELECOMMUNICATIONS - 3.7%
3,372	ADTRAN, Inc.	64,540
16,184	Extreme Networks, Inc. *	72,666
1,365	Gigamon, Inc. * +	74,802
2,000	Silicom Ltd. +	82,800
6,919	Sonus Networks, Inc. *	53,830
		348,638
	TRANSPORTATION - 1.4%
365	FedEx Corp.	63,758
1,693	Hub Group, Inc. * +	69,007
		132,765
	WATER - 0.8%
8,405	Cia de Saneamento Basico do Estado de Sao Paulo +	77,830

	TOTAL COMMON STOCK (Cost - $8,136,562)	9,069,314

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Contracts ^		Fair Value
	OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
5	iShares Biotechnology ETF	$2,665
	Expiration October 2016, Exercise Price $287.50
40	SPDR S&P Oil & Gas Exploration & Production ETF	4,120
	Expiration October 2016, Exercise Price $38.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,350)	6,785

Shares
	SHORT-TERM INVESTMENT - 3.4%
	MONEY MARKET FUND - 3.4%
319,690	Fidelity Institutional Money Market Funds - Government Portfolio, 0.27% **	319,690
	TOTAL SHORT-TERM INVESTMENT (Cost - $319,690)

	TOTAL INVESTMENTS - 100.2% (Cost - $8,460,602)(a)	$9,395,789
	OPTIONS WRITTEN - (0.0)% (Proceeds - $605)	(775)
	SECURITIES SOLD SHORT - (15.3)% (Proceeds - $1,395,993)	(1,431,424)
	OTHER ASSETS LESS LIABILITIES - 15.1%	1,411,491
	NET ASSETS - 100.0%	$9,375,081
Contracts ^
	CALL OPTIONS WRITTEN - (0.0)%
25	SPDR S&P Oil & Gas Exploration & Production ETF	775
	Expiration October 2016, Exercise Price $39.50
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $605)
Shares
	SECURITIES SOLD SHORT - (15.3)%
	APPAREL - (0.4)%
2,104	Crocs, Inc. *	17,463
827	Sketchers U.S.A., Inc. *	18,938
		36,401
	AUTO PARTS & EQUIPMENT - (0.2)%
1,630	Meritor, Inc. *	18,142

	BANKS - (0.2)%
1,719	First NBC Bank Holding Co. *	16,227

	BIOTECHNOLOGY - (0.9)%
1,226	Aduro Biotech, Inc. *	15,239
246	Bluebird Bio, Inc. *	16,674
592	Coherus Biosciences, Inc. *	15,854
2,454	OvaScience, Inc. *	17,571
287	Prothena Corp. PLC *	17,211
		82,549
	CHEMICALS - (0.2)%
710	Mosiac Co.	17,367

	COAL - (0.2)%
2,583	SunCoke Energy, Inc.	20,716

	COMPUTERS - (0.4)%
795	Cray, Inc. *	18,714
682	Virtusa Corp. *	16,832
		35,546
	DISTRIBUTION/WHOLESALE - (0.4)%
603	Fossil Group, Inc. *	16,745
599	G-III Apparel Group Ltd. *	17,461
		34,206
	DIVERSIFIED FINANCIAL SERVICES - (1.0)%
5,181	Cowen Group, Inc. *	18,807
744	Encore Capital Group, Inc. *	16,725
611	OneMain Holdings, Inc. *	18,910
580	PRA Group, Inc. *	20,033
377	World Acceptance Corp. *	18,488
		92,963
	ELECTRIC - (0.2)%
1,379	Dynergy, Inc. *	17,086

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.4)%
1,245	General Cable Corp.	18,650
2,196	SunPower Corp. *	19,588
		38,238
	ELECTRONICS - (0.4)%
1,100	GoPro, Inc. *	18,348
275	OSI Systems, Inc. *	17,979
		36,327

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (15.3)%
	ENGINEERING & CONSTRUCTION - (0.2)%
2,162	Layne Christensen Co. *	$18,399

	HOME FURNISHINGS - (0.2)%
111	Whirlpool Corp.	18,000

	IRON/STEEL - (0.4)%
4,117	AK Steel Holding Corp. *	19,885
1,053	Allegheny Technologies, Inc.	19,028
		38,913
	LEISURE TIME - (0.4)%
1,229	Arctic Cat, Inc.	19,037
246	Polaris Industries, Inc.	19,050
		38,087
	MACHINERY-DIVERSIFIED - (0.2)%
1,006	NN, Inc.	18,359

	MEDIA - (0.2)%
345	Nexstar Broadcasting Group, Inc.	19,910

	METAL FABRICATE/HARDWARE - (0.6)%
483	Haynes International, Inc.	17,924
1,555	LB Foster Co.	18,676
2,059	TimkenSteel Corp.	21,517
		58,117
	MINING - (0.2)%
1,782	Freeport-McMoRan, Inc.	19,353

	MISCELLANEOUS MANUFACTURING - (0.2)%
2,129	LSB Industries, Inc. *	18,267

	OFFICE FURNISHINGS - (0.2)%
436	HNI Corp.	17,353

	OIL & GAS - (2.0)%
2,509	Atwood Oceanics, Inc.	21,803
1,601	California Resources Corp. *	20,013
505	Carrizo Oil & Gas, Inc. *	20,513
2,421	Ensco PLC	20,578
655	Murphy Oil Corp.	19,912
2,141	Oasis Petroleum, Inc. *	24,557
501	SM Energy Co.	19,329
1,868	Transocean Ltd. *	19,913
2,290	Whiting Petroleum Corp. *	20,015
		186,633
	OIL & GAS SERVICES - (0.6)%
1,503	Bristow Group, Inc.	21,072
316	SEACOR Holdings, Inc. *	18,799
3,089	Weatherford International PLC	17,360
		57,231
	PHARMACEUTICALS - (2.1)%
2,249	Amicus Therapeutics, Inc. *	16,643
1,340	Aquinox Pharmaceuticals, Inc. *	17,902
2,417	Cara Therapeutics, Inc. *	20,182
1,205	Collegium Pharmaceutical, Inc. *	23,208
2,337	Egalet Corp. *	17,785
2,056	Inotek Pharmaceuticals Corp. *	19,491
2,620	Neos Therapeutics, Inc. *	17,240
2,540	Ocular Therapeutix, Inc. *	17,450
1,023	Revance Therapeutics, Inc. *	16,583
1,342	Seres Therapeutics, Inc. *	16,493
168	TESARO, Inc. *	16,840
		199,817
	RETAIL - (1.2)%
3,074	Ascena Retail Group, Inc. *	17,184
810	Movado Group, Inc.	17,399
545	Restoration Hardware Holdings, Inc. *	18,846
235	Signet Jewelers Ltd.	17,515
3,187	Stage Stores, Inc.	17,879
100	Ulta Salon Cosmetics & Fragrances, Inc.	23,798
		112,621

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (15.3)%
	SAVINGS & LOANS - (0.2)%
819	Bofl Holding, Inc. *	$18,346

	SOFTWARE - (0.4)%
2,066	Hortonworks, Inc. *	17,251
1,950	TubeMogul, Inc. *	18,271
		35,522
	TELECOMMUNICATIONS - (0.4)%
3,778	Harmonic, Inc. *	22,404
2,036	Infinera Corp. *	18,385
		40,789
	TRANSPORTATION - (0.7)%
1,857	Celadon Group, Inc.	16,230
772	Golar LNG Ltd.	16,366
3,535	Hornbeck Offshore Services, Inc. *	19,442
1,453	YRC Worldwide, Inc. *	17,901
		69,939

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,395,993)	1,431,424

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

+	All or a portion of this security is held as collateral for securities sold short.

*	Non income producing security.

^	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written and securities sold short is $7,112,193 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,218,243
Unrealized depreciation:	(366,846)
Net unrealized appreciation	$851,397

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Depreciation
	LONG FUTURE CONTRACT - (0.0)%
1	S&P 500 E-Mini Future Dec 2016	$108,025	$(75)
		108,025	(75)

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2016

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund
ASSETS
Investment securities:
At cost	$176,547,241	$8,460,602
At value	$188,047,975	$9,395,789
Receivable for securities sold	7,997,183	610,430
Cash held at broker	4,083,175	1,290,072
Dividends and Interest receivable	579,592	3,316
Receivable for Fund shares sold	332,947	—
Receivable for variation margin on derivative instruments	177,695	—
Cash	—	22
Prepaid expenses and other assets	37,449	3,905
TOTAL ASSETS	201,256,016	11,303,534

LIABILITIES
Investment advisory fees payable	201,205	5,429
Payable for Fund shares redeemed	70,347	—
Distribution (12b-1) fees payable	25,446	1,246
Payable to related parties	24,191	9,790
Payable for investments purchased	—	456,500
Securities sold short (Proceeds $0, $1,395,993, respectively)	—	1,431,424
Payable for dividends on securities sold short	—	56
Unrealized depreciation on futures contracts	—	75
Options Written (Proceeds $0, $605, respectively)	—	775
Accrued expenses and other liabilities	25,143	23,158
TOTAL LIABILITIES	346,332	1,928,453
NET ASSETS	$200,909,684	$9,375,081

NET ASSETS CONSIST OF:
Paid in capital	$185,596,317	$9,304,136
Undistributed net investment income (loss)	377,054	(120,778)
Accumulated net realized gain (loss) from security transactions	3,257,884	(707,788)
Net unrealized appreciation on investments	11,678,429	899,511
NET ASSETS	$200,909,684	$9,375,081

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$50,986,841	$2,632,473
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,564,516	183,362
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.17	$14.36
Maximum offering price per share (maximum sales charge of 4.50% and 5.75%, respectively) (a)	$11.70	$15.23

Class C Shares:
Net Assets	$19,419,854	$842,626
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,746,369	59,082
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.12	$14.26

Class I Shares:
Net Assets	$130,502,989	$5,899,982
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,670,172	410,176
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.18	$14.38

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2016

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund (a)
INVESTMENT INCOME
Dividends	$5,157,648	$63,424
Interest	373,008	1,350
TOTAL INVESTMENT INCOME	5,530,656	64,774

EXPENSES
Investment advisory fees	1,596,453	80,390
Distribution (12b-1) fees:
Class A	77,850	3,729
Class C	101,871	11,727
Administrative services fees	106,771	19,770
Non 12b-1 shareholder servicing fees	80,280	7,751
Transfer agent fees	56,498	28,880
Registration fees	45,883	3,563
Printing and postage expenses	39,761	5,501
Accounting services fees	35,966	19,339
Compliance officer fees	19,923	2,934
Audit fees	17,999	17,000
Payable to related parties	15,462	5,950
Trustees’ fees and expenses	12,001	9,403
Legal fees	9,998	15,001
Insurance expense	3,438	357
Interest expense	—	36,186
Dividends on securities sold short	—	13,824
Other expenses	10,754	3,625
TOTAL EXPENSES	2,230,908	284,930

Less: Fees (waived or reimbursed)/recaptured by the Advisor	81,279	(106,431)
TOTAL NET EXPENSES	2,312,187	178,499

NET INVESTMENT INCOME (LOSS)	3,218,469	(113,725)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,660,297	477,678
Net realized gain on futures contracts	1,180,656	68,579
Net realized gain (loss) on options purchased	89,591	(200,738)
Net realized gain on options written	1,897	22,656
Net realized loss on securities sold short	—	(1,084,745)
Net realized gain on swap contracts	994,536	—
	3,926,977	(716,570)

Net change in unrealized appreciation on investments	11,164,175	932,752
Net change in unrealized depreciation on futures contracts	(40,895)	(75)
Net change in unrealized appreciation on options purchased	—	2,435
Net change in unrealized depreciation on options written	—	(170)
Net change in unrealized depreciation on securities sold short	—	(35,431)
Net change in unrealized appreciation on swap contracts	177,695	—
	11,300,975	899,511

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,227,952	182,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,446,421	$69,216

(a)	The Counterpoint Tactical Equity Fund commenced operations on November 30, 2015.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2016	September 30, 2015 (a)
FROM OPERATIONS
Net investment income	$3,218,469	$386,425
Net realized gain (loss) on investments, futures contracts, options and swap contracts	3,926,977	(159,301)
Net change in unrealized appreciation on investments, futures contracts, swap contracts	11,300,975	377,454
Net increase in net assets resulting from operations	18,446,421	604,578

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(854,063)	(42,748)
Class C	(212,626)	(7,371)
Class I	(2,288,552)	(336,306)

From return of capital:
Class A	—	(9,580)
Class C	—	(1,180)
Class I	—	(47,942)
Net decrease in net assets resulting from distributions to shareholders	(3,355,241)	(445,127)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	38,921,120	13,015,227
Class C	14,738,029	4,052,406
Class I	85,851,846	58,047,963
Net asset value of shares issued in reinvestment of distributions:
Class A	824,859	51,175
Class C	119,164	6,907
Class I	2,182,702	372,556
Redemption fee proceeds:
Class A	173	3
Class C	—	1
Class I	144	31
Payments for shares redeemed:
Class A	(5,174,596)	(582,806)
Class C	(709,350)	(11,303)
Class I	(22,870,659)	(3,176,539)
Net increase in net assets from shares of beneficial interest	113,883,432	71,775,621

TOTAL INCREASE IN NET ASSETS	128,974,612	71,935,072

NET ASSETS
Beginning of Period	71,935,072	—
End of Period*	$200,909,684	$71,935,072
* Includes undistributed net investment income of:	$377,054	$—

SHARE ACTIVITY
Class A:
Shares Sold	3,742,941	1,289,651
Shares Reinvested	75,718	5,065
Shares Redeemed	(491,023)	(57,836)
Net increase in shares of beneficial interest outstanding	3,327,636	1,236,880

Class C:
Shares Sold	1,400,862	402,784
Shares Reinvested	10,935	685
Shares Redeemed	(67,770)	(1,127)
Net increase in shares of beneficial interest outstanding	1,344,027	402,342

Class I:
Shares Sold	8,150,305	5,765,565
Shares Reinvested	200,169	36,835
Shares Redeemed	(2,168,195)	(314,507)
Net increase in shares of beneficial interest outstanding	6,182,279	5,487,893

(a)	The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2016 (a)
FROM OPERATIONS
Net investment loss	$(113,725)
Net realized loss on investments, futures contracts, options and securities sold short	(716,570)
Net change in unrealized appreciation on investments, futures contracts, options purchased and securities sold short	899,511
Net increase in net assets resulting from operations	69,216

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,208,332
Class C	2,579,473
Class I	7,034,948
Payments for shares redeemed:
Class A	(678,998)
Class C	(1,761,005)
Class I	(1,076,885)
Net increase in net assets from shares of beneficial interest	9,305,865

TOTAL INCREASE IN NET ASSETS	9,375,081

NET ASSETS
Beginning of Period	—
End of Period*	$9,375,081
* Includes undistributed net investment loss of:	$(120,778)

SHARE ACTIVITY
Class A:
Shares Sold	232,270
Shares Redeemed	(48,908)
Net increase in shares of beneficial interest outstanding	183,362

Class C:
Shares Sold	187,737
Shares Redeemed	(128,655)
Net increase in shares of beneficial interest outstanding	59,082

Class I:
Shares Sold	489,968
Shares Redeemed	(79,792)
Net increase in shares of beneficial interest outstanding	410,176

(a)	The Counterpoint Tactical Equity Fund commenced operations on November 30, 2015.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class A

For the	For the
Year Ended	Period Ended
September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.29	0.07
Net realized and unrealized gain on investments	1.00	(10)	0.15	(10)
Total from investment operations	1.29	0.22
Paid-in-capital from redemption fees (3)	0.00	0.00
Less distributions from:
Net investment income	(0.21)	(0.12)
Return of capital	—	(0.01)
Total distributions	(0.21)	(0.13)
Net asset value, end of period	$11.17	$10.09
Total return (4)	12.85%	2.20	% (5)
Net assets, at end of period (000’s)	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	1.85%	2.18	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.93%	2.00	% (8)
Ratio of net investment income before waiver/recapture to average net assets (6,9)	2.77%	0.67	% (8)
Ratio of net investment income after waiver/recapture to average net assets (6,9)	2.69%	0.85	% (8)
Portfolio Turnover Rate	123%	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class C

For the	For the
Year Ended	Period Ended
September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.20	(0.03)
Net realized and unrealized gain on investments	1.01	(10)	0.21	(10)
Total from investment operations	1.21	0.18
Paid-in-capital from redemption fees	—	0.00	(3)
Less distributions from:
Net investment income	(0.15)	(0.11)
Return of capital	—	(0.01)
Total distributions	(0.15)	(0.12)
Net asset value, end of period	$11.12	$10.06
Total return (4)	12.09%	1.72	% (5)
Net assets, at end of period (000’s)	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	2.60%	2.91	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	2.68%	2.75	% (8)
Ratio of net investment income (loss) before waiver/recapture to average net assets (6,9)	1.98%	(0.48	)% (8)
Ratio of net investment income (loss) after waiver/recapture to average net assets (6,9)	1.90%	(0.32	)% (8)
Portfolio Turnover Rate	123%	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I

For the	For the
Year Ended	Period Ended
September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.27	0.13
Net realized and unrealized gain on investments	1.04	(10)	0.11	(10)
Total from investment operations	1.31	0.24
Paid-in-capital from redemption fees (3)	0.00	0.00
Less distributions from:
Net investment income	(0.23)	(0.13)
Return of capital	—	(0.01)
Total distributions	(0.23)	(0.14)
Net asset value, end of period	$11.18	$10.10
Total return (4)	13.04%	2.38	% (5)
Net assets, at end of period (000s)	$130,503	$55,407
Ratio of gross expenses to average before waiver/recapture net assets (6,7)	1.60%	2.07	% (8)
Ratio of net expenses to average after waiver/recapture net assets (6)	1.68%	1.75	% (8)
Ratio of net investment income before waiver/recapture to average net assets (6,9)	2.60%	1.25	% (8)
Ratio of net investment income after waiver/recapture to average net assets (6,9)	2.52%	1.57	% (8)
Portfolio Turnover Rate	123%	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class C	Class I
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	September 30, 2016 (1)	September 30, 2016 (1)	September 30, 2016 (1)
Net asset value, beginning of period	$15.00	$15.00	$15.00
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.20)	(0.08)
Net realized and unrealized loss on investments (10)	(0.53)	(0.54)	(0.53)
Total from investment operations	(0.64)	(0.74)	(0.62)
Net asset value, end of period	$14.36	$14.26	$14.38
Total return (3,4)	(4.27)%	(4.93)%	(4.13)%
Net assets, at end of period (000s) (4)	$2,632	$843	$5,900
Ratio of gross expenses to average net assets (5,6,7)	4.50%	5.00%	4.25%
Ratio of net expenses to average net assets (5,6,8)	2.75%	3.50%	2.50%
Ratio of net investment loss before waiver to average net assets (5,6,9)	(3.22)%	(4.16)%	(3.25)%
Ratio of net investment loss to average net assets (5,6,9)	(1.72)%	(2.67)%	(1.50)%
Portfolio Turnover Rate (4)	264%	264%	264%

(1)	The Counterpoint Tactical Equity Fund’s Class A, C and I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 3.75%, 4.25% and 3.50% for Class A, Class C and Class I, respectively.

(8)	Excluding interest expense and dividends on securities sold short, the ratio of net expenses to average net assets would have been 2.00%, 2.75% and 1.75% for Class A, Class C and Class I, respectively.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

1.	ORGANIZATION

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint Tactical Income Fund is to seek income and capital preservation. The investment objective of the Counterpoint Tactical Equity Fund is to seek capital appreciation and preservation.

The Funds each offer three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares of the Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Class A, Class C and Class I shares of the Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Class A shares of the Counterpoint Tactical Income Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of

America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,411,167	$—	$—	$3,411,167
Mutual Funds	182,334,950	—	—	182,334,950
Credit Default Swap	—	177,695	—	177,695
Short-Term Investments	2,301,858	—	—	2,301,858
Total	$188,047,975	$177,695	$—	$188,225,670

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,069,314	$—	$—	$9,069,314
Purchased Call Options	6,785	—	—	6,785
Short-Term Investments	319,690	—	—	319,690
Total	$9,395,789	$—	$—	$9,395,789
Liabilities *
Call Options Written	$775	$—	$—	$775
Long Future Contract	75	—	—	75
Securities Sold Short	1,431,424	—	—	1,431,424
Total	$1,432,274	$—	$—	$1,432,274

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The Counterpoint Tactical Income Fund may utilize credit default swaps.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Assets and Liabilities. The Fund is subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Counterpoint Tactical Income Fund’s 2015 tax returns or expected to be taken by the Funds in their 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. For the period ended September 30, 2016, the Advisor earned advisory fees of $1,596,453 and $80,390 for the Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2018, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. During the year ended September 30, 2016 the Advisor recaptured $81,279 of prior waived fees of the Counterpoint Tactical Income Fund. During the period ended September 30, 2016, the Advisor waived $106,431 in advisory fees for the Counterpoint Tactical Equity Fund. As of September 30, 2016, the amount of expenses reimbursed subject to recapture for the Counterpoint Tactical Equity Fund was $106,431, which will expire on September 30, 2019.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2016, the Counterpoint Tactical Income Fund incurred distribution fees of $77,850 and $101,871 for Class A and Class C shares, respectively. For the period ended September 30, 2016, the Counterpoint Tactical Equity Fund incurred distribution fees of $3,729 and $11,727 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2016, the Distributor received $57,751 in underwriting commissions for sales of Class A shares of which $8,179 was retained by the principal underwriter or other affiliated broker-dealers of the Counterpoint Tactical Income Fund. During the period ended September 30, 2016, the Distributor did not receive any underwriter commissions for the Counterpoint Tactical Equity Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $250,672,472 and $142,403,498 respectively, for the Counterpoint Tactical Income Fund, and $22,446,048 and $15,022,879, respectively, for the Counterpoint Tactical Equity Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of September 30, 2016.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Variation margin receivable on derivative instruments	$177,695

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	$(75)

Equity Contract/Equity Price Risk	Options Written	(775)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2016.

Counterpoint Tactical Income Fund
		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Credit exposure contracts/Credit risk	$1,067,940	$(42,427)

Fixed income contracts/Interest rate risk	112,716	1,532
	$1,180,656	$(40,895)

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Equity Contracts/Equity Price Risk	$31,615	$(75)

Fixed income contracts/Interest rate risk	36,964	—
	$68,579	$(75)

Counterpoint Tactical Income Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	On Options Purchased
Fixed Income Contracts/Interest rate risk	$89,591	$—

Counterpoint Tactical Equity Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(195,655)	$2,435

Fixed Income Contracts/Interest rate risk	(5,083)	—
	$(200,738)	$2,435

Counterpoint Tactical Income Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Written	On Options Written
Fixed Income Contracts/Interest rate risk	$1,897	$—

Counterpoint Tactical Equity Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Written	On Options Written
Equity Contracts/Equity Price Risk	$22,500	$(170)

Fixed Income Contracts/Interest rate risk	156	—
	$22,656	$(170)

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Counterpoint Tactical Income Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed Income Contracts/Interest rate risk	$994,536	$177,695

The notional value of the derivative instruments outstanding as of September 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Transactions in option contracts written for the Counterpoint Tactical Income Fund during the year ended September 30, 2016 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options Written	20	2,232
Options closed	(10)	(335)
Options exercised	—	—
Options expired	(10)	(1,897)
Outstanding at End of Period	—	$—

Transactions in option contracts written for the Counterpoint Tactical Equity Fund during the period ended September 30, 2016 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options Written	703	80,211
Options closed	(588)	(68,670)
Options exercised	(55)	(7,496)
Options expired	(35)	(3,440)
Outstanding at End of Period	25	$605

During the period ended September 30, 2016, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2016 for the Fund.

Counterpoint Tactical Income Fund

				Net Amounts of	Financial	Cash		Net
	Gross Amounts of	Gross Amounts of		Assets Presented in the	Instruments	Collateral		Amount
Description	Recognized Assets	Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Swap Contracts	$177,695	$—		$177,695	$—	$—	(2)	$—

Counterpoint Tactical Equity Fund

				Net Amounts of	Financial	Cash		Net
	Gross Amounts of	Gross Amounts of		Liabilities Presented in the	Instruments	Collateral		Amount
Description	Recognized Assets	Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Futures Contracts	$—	$(75	) (1)	$(75)	$—	$75	(2)	$—
Options Written	—	(775)		(775)	775	—		—
Securities Sold Short	—	(1,431,424	) (1)	(1,431,424)	326,887	1,104,537	(2)	—
	$—	$(1,432,274)		$(1,432,274)	$327,662	$1,104,612		$—

(1)	Futures contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative balance and, accordingly, does not include excess collateral pledged.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

6.	REDEMPTION FEES

The Counterpoint Tactical Income Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended September 30, 2016, the Fund assessed $173, $0, and $144 in redemption fees for Class A, C and I shares, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2016 and September 30, 2015 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
September 30, 2016	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$3,355,241	$—	$—	$3,355,241
Counterpoint Tactical Equity Fund	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
September 30, 2015	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$386,425	$—	$—	$386,425

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$3,045,742	$781,703	$—	$—	$—	$11,485,922	$15,313,367
Counterpoint Tactical Equity Fund	—	—	(779,973)	—	(479)	851,397	70,945

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures and swaps contracts, and adjustments for partnerships and real estate investment trusts, and the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	125,903

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	654,070

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses, foreign currency losses, net operating losses, and tax adjustments for real estate investment trusts, partnerships, C-Corporation return of capital distributions, passive foreign investment companies, swaps, and capitalization in lieu of dividend payments, resulted in reclassification for the period ended September 30, 2016 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Counterpoint Tactical Income Fund	$(4,034)	$513,826	$(509,792)
Counterpoint Tactical Equity Fund	(1,729)	(7,053)	8,782

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2016, TD Ameritrade, Inc. held 29.44% of the voting securities of the Counterpoint Tactical Income Fund for the benefit of others. As of September 30, 2016, NFS LLC, held 49.74% of the voting securities of the Counterpoint Tactical Equity Fund for the benefit of others.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint Tactical Income Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Counterpoint Tactical Income Fund (the Fund), a series of Northern Lights Fund Trust III, as of September 30, 2016, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from December 4, 2014 (commencement of operations) through September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Counterpoint Tactical Income Fund as of September 30, 2016, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for the year then ended and for the period from December 4, 2014 (commencement of operations) through September 30, 2015, in conformity with U.S generally accepted accounting principles.

/s/ RSM US LLP

Denver, Colorado

November 29, 2016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint Tactical Equity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Counterpoint Tactical Equity Fund, a series of the Northern Lights Fund Trust III (the Fund), as of September 30, 2016, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 30, 2015 (commencement of operations) through September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Counterpoint Tactical Equity Fund as of September 30, 2016, and the results of its operations, the changes in net assets and financial highlights for the period from November 30, 2015 (commencement of operations) through September 30, 2016, in conformity with U.S generally accepted accounting principles.

/s/ RSM US LLP

Denver, Colorado

November 29, 2016

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	4/1/16	9/30/16	4/1/16 – 9/30/16*	4/1/16 – 9/30/16*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,097.00	$9.96	1.90%
Class C	$1,000.00	$1,093.70	$13.98	2.67%
Class I	$1,000.00	$1,097.80	$8.65	1.65%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,069.20	$10.35	2.00%
Class C	$1,000.00	$1,064.90	$14.20	2.75%
Class I	$1,000.00	$1,070.60	$9.06	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)*	4/1/16	9/30/16	4/1/16 – 9/30/16*	4/1/16 – 9/30/16*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,015.50	$9.57	1.90%
Class C	$1,000.00	$1,011.65	$13.43	2.67%
Class I	$1,000.00	$1,016.75	$8.32	1.65%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,015.00	$10.08	2.00%
Class C	$1,000.00	$1,011.25	$13.83	2.75%
Class I	$1,000.00	$1,016.25	$8.82	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2016

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years ***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	37	Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	37	Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (Since September 1975 to September 2011).	145	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	145	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	37	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV, and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/16-NLFT III-v1

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 - 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 - 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2014), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006 - 2008).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 - 2011); Assistant Director, FINRA (2000 - 2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-273-8637.

9/30/16-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files it’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees	2015	2016
	Counterpoint Tactical Income Fund	$13,500	$14,000
	Counterpoint Tactical Equity Fund	N/A	$14,000

(b)	Audit-Related Fees	2015	2016
	Counterpoint Tactical Income Fund	$0	$0
	Counterpoint Tactical Equity Fund	N/A	$0

(c)	Tax Fees	2015	2016
	Counterpoint Tactical Income Fund	$2,500	$2,750
	Counterpoint Tactical Equity Fund	N/A	$2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
	2015	2016
Counterpoint Tactical Income Fund	$0	$0
Counterpoint Tactical Equity Fund	N/A	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Counterpoint Tactical Income Fund
	2015	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Counterpoint Tactical Equity Fund
	2015	2016
Audit-Related Fees:	N/A	0.00%
Tax Fees:	N/A	0.00%
All Other Fees:	N/A	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2015	2016
Counterpoint Tactical Income Fund	$2,500	$2,750
Counterpoint Tactical Equity Fund	N/A	$2,750

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James P. Ash, Principal Executive Officer/President

Date 12/8/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/8/16